Fair Value Of Assets And Liabilities (Summary Of Differences Between The Fair Value Carrying Amount Of Mortgages Held For Sale And Aggregate Unpaid Principal Amount) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held for sale, net	$ 221,389	$ 247,955	$ 37,582
Fair Value Carrying Amount [Member] | Loans Held For Sale Reported At Fair Value [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held for sale, net	221,389	247,955
Nonaccrual loans	42,471	36,768
Loans 90 days or more past due and still accruing	11,486	10,372
Aggregate Unpaid Principal [Member] | Loans Held For Sale Reported At Fair Value [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held for sale, net	307,990	313,199
Nonaccrual loans	93,997	74,285
Loans 90 days or more past due and still accruing	24,755	26,372
Fair Value Carrying Amount Less Aggregate Unpaid Principal [Member] | Loans Held For Sale Reported At Fair Value [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held for sale, net	(86,601)	(65,244)
Nonaccrual loans	(51,526)	(37,517)
Loans 90 days or more past due and still accruing	$ (13,269)	$ (16,000)